PARENT COMPANY ONLY FINANCIAL STATEMENTS - Statements of Cash Flows (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 551	$ 1,003
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of ESOP expense	96	81
(Decrease) increase in other liabilities	(68)	(159)
Net cash used in operating activities	2,577	4,028
Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	5,276	6,636
Net cash provided by investing activities	(16,530)	(14,936)
Cash flows from financing activities:
Cash dividends paid on common stock	(393)
Net cash used in financing activities	11,944	5,450
Net (decrease) increase in cash and cash equivalents	(2,009)	(5,458)
Cash and cash equivalents at beginning of year	7,335	12,793
Cash and cash equivalents at end of year	5,326	7,335
PSB Holdings, Inc
Cash flows from operating activities:
Net income	551	1,003
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of ESOP expense	96	81
Increase in other assets	(120)	(71)
Increase in due from subsidiary	(4)	(67)
(Decrease) increase in other liabilities	(3)	4
Undistributed net income of subsidiary	(642)	(1,088)
Net cash used in operating activities	(122)	(138)
Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	3	26
Principal payments received on loan to ESOP	134	130
Net cash provided by investing activities	137	$ 156
Cash flows from financing activities:
Cash dividends paid on common stock	(393)
Net cash used in financing activities	(393)
Net (decrease) increase in cash and cash equivalents	(378)	$ 18
Cash and cash equivalents at beginning of year	805	787
Cash and cash equivalents at end of year	$ 427	$ 805